Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017	May 31, 2022	May 31, 2021	May 31, 2020
Income Tax Disclosure [Abstract]
Income/(loss) before income taxes			$ (1,032,498)	$ 314,977	$ 487,836
PRC statutory income tax rate	21.00%	35.00%	25.00%	25.00%	25.00%
Income tax at statutory income tax rate			$ (258,125)	$ 78,744	$ 121,959
Effect of non-deductible expenses and loss and super deduction expenses			106,903	(5,174)	29,371
Effect of income tax exemptions and preferential tax rates			(19,570)	(38,795)	(51,844)
Effect of income tax rate difference in other jurisdictions			(424)	(181)	(192)
Changes in valuation allowance			307,528	48,994	32,006
Effect of dividend withholding tax			0	0	3,062
Provision for income taxes			$ 136,312	$ 83,588	$ 134,362